Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 21,439	€ 22,944	€ 23,714
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	107,028	103,980
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(84,130)	(80,675)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,459)	(361)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,326	2,516	2,641
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,424	8,689
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,827)	(6,116)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(271)	(57)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,521	17,947	18,165
Plant and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	90,265	88,224
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(72,614)	(70,001)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,130)	(276)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	605	618	576
Furniture, tools and other items | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,334	5,190
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,689)	(4,558)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(40)	(14)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,987	1,863	€ 2,332
PP&E in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,005	1,877
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (18)	€ (14)